Financial Investment Designated at Fair Value Through OCI	12 Months Ended
Dec. 31, 2020
Disclosure of available-for-sale financial assets [text block] [Abstract]
Financial investment designated at fair value through OCI
9.	Financial investment designated at fair value through OCI

(a)	Movement in financial investment designated at fair value through OCI is as follow:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Beginning balance	18,224	26,883	21,206
Fair value change recorded in other comprehensive income	(17,532)	(8,659)	5,677
Ending balance	692	18,224	26,883

(b)	As of December 31, 2020 and 2019, corresponds to 9,148,373 investment shares of Fossal S.A.A. These shares represent 7.76% of the total equity outstanding of Fossal S.A.A. See characteristics of investment shares in note 18(b).

The main asset held by Fossal S.A.A. It corresponded to its investment in the company Fosfatos del Pacífico S.A., a pre-operational company that has a diatomite extraction concession and is dedicated to the Fosfatos Project (a project for the exploitation and sale of phosphate rock). The meeting of the Board of Directors of Fosfatos del Pacífico S.A. held on December 30, 2020, considering the longer time it will take for the renewal of the Environmental Impact Study (EIA) of the project and that the current international prices of phosphate rock are lower than the sales prices originally estimated at the beginning of the project, agreed to make the accounting provision due to the total devaluation of the assets related to the Phosphate Project.

The Company has recognized a charge in other comprehensive income of S/17,532,000 related to updating the fair value of the financial investment maintained in Fossal S.A.A. as of December 31, 2020.